Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
Year	Summary Compensation Table Total for Principal Executive Officer (PEO) ($) (1)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (3)	Value of Initial Fixed $100 Investment Based On:		Net (loss) income ($ in millions)	Adjusted EBITDA (non-GAAP) ($ in millions) (5)
					Total Shareholder Return	Peer Group Total Shareholder Return (4)
2022	5,793,583	(1,961,363)	1,561,047	305,441	$44	$100	(428.0)	312.0
2021	7,001,892	6,409,637	1,747,866	1,868,496	$103	$113	92.0	729.4
2020	5,035,919	11,989,919	1,524,437	1,670,250	$138	$120	7.9	285.1

(1)
Mr. Bozich served as the Company’s PEO (President and CEO) for each year presented.

(2)
The Company’s Non-PEO NEOs were: (i) in 2022, Mr. Stasse, Mr. Chaclas, Mr. Lanning and Ms. Cooney (ii) in 2021, Mr. Stasse, Mr. Chaclas, Mr. Lanning and Francesca Reverberi, and (iii) in 2020, Mr. Stasse, Mr. Chaclas, Mr. Lanning and Alice Heezen, and Timothy Stedman (former NEO).

(3)
The following table provides additional information as to the amounts deducted from and added to Summary Compensation Table (“SCT”) total compensation for the applicable year pursuant to Item 402(v) of Regulation S-K to determine “compensation actually paid” to the PEO and Non-PEO NEOs:

PEO (a)	2022	2021	2020
Summary Compensation Table – Total Compensation	$5,793,583	$7,001,892	$5,035,919
Subtract fair value of stock awards and options awards granted in fiscal year	$(3,959,041)	$(3,587,469)	$(2,762,319)
Add fair value of current-year equity awards outstanding and unvested as of year-end	$1,141,272	$2,944,350	$7,738,325
Add fair value of current-year equity awards that vested during the fiscal year	$0	$0	$0
Add/subtract change in fair value of prior-year equity awards	$(5,226,633)	$(635,819)	$2,061,466
Add/subtract change in fair value as of vesting date of prior-year equity awards vested during fiscal year	$473,289	$686,682	$(83,472)
Subtract fair value of prior-year awards forfeited during fiscal year	$(183,833)	$0	$0
Compensation Actually Paid	$(1,961,363)	$6,409,637	$11,989,919
Average Non-PEO Named Executive Officers (a)	2022	2021	2020
Summary Compensation Table – Average Total Compensation	1,561,047	1,747,866	1,524,437
Subtract fair value of stock awards and options awards granted in fiscal year	$(777,406)	$(600,379)	$(554,922)
Add fair value of current-year equity awards outstanding and unvested as of year-end	$224,104	$492,497	$1,111,350
Add fair value of current-year equity awards that vested during the fiscal year	$0	$0	$0
Add/subtract change in fair value of prior-year equity awards	$(754,874)	$13,556	$164,755
Add/subtract change in fair value as of vesting date of prior-year equity awards vested during fiscal year	$25,904	$123,014	$(22,736)
Subtract fair value of prior-year awards forfeited during fiscal year	$(5,841)	$(24,085)	$0
Subtract change in present value of accumulated benefit under all defined benefit and actuarial pension plans	$(124,783)	$(44,879)	$(924,273)
Add pension value attributable to current year and change in pension value attributable to plan amendments made in the current year	$157,290	$160,906	$371,637
Compensation Actually Paid	$305,441	$1,868,496	$1,670,250
(a)
The fair value of equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of PSU awards was estimated using the Monte Carlo Simulation method (which reflects for each particular award and valuation date adjustments for: actual performance, expected volatility, risk-free interest rate, correlation coefficient, and accrued dividends); and (3) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects, for each particular award and valuation date, adjustments for expected volatility, risk-free interest rate, dividend yield, expected term (calculated using the simplified method) and stock price).

(4)
The Company’s peer group is the S&P 500 Chemicals Industry GICS Level 3 Index. This index is the published line-of-business index utilized in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

(5)
Adjusted EBITDA is our primary non-GAAP financial measure. See “Use of Non-GAAP Measures” below for a definition of Adjusted EBITDA, an explanation of why we believe this measure is useful to investors and the limitations of this measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Bozich served as the Company’s PEO (President and CEO) for each year presented.
(2)
	The Company’s Non-PEO NEOs were: (i) in 2022, Mr. Stasse, Mr. Chaclas, Mr. Lanning and Ms. Cooney (ii) in 2021, Mr. Stasse, Mr. Chaclas, Mr. Lanning and Francesca Reverberi, and (iii) in 2020, Mr. Stasse, Mr. Chaclas, Mr. Lanning and Alice Heezen, and Timothy Stedman (former NEO)
Peer Group Issuers, Footnote [Text Block]
(4)
The Company’s peer group is the S&P 500 Chemicals Industry GICS Level 3 Index. This index is the published line-of-business index utilized in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 5,793,583	$ 7,001,892	$ 5,035,919
PEO Actually Paid Compensation Amount	$ (1,961,363)	6,409,637	11,989,919
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The following table provides additional information as to the amounts deducted from and added to Summary Compensation Table (“SCT”) total compensation for the applicable year pursuant to Item 402(v) of Regulation S-K to determine “compensation actually paid” to the PEO and Non-PEO NEOs:

PEO (a)	2022	2021	2020
Summary Compensation Table – Total Compensation	$5,793,583	$7,001,892	$5,035,919
Subtract fair value of stock awards and options awards granted in fiscal year	$(3,959,041)	$(3,587,469)	$(2,762,319)
Add fair value of current-year equity awards outstanding and unvested as of year-end	$1,141,272	$2,944,350	$7,738,325
Add fair value of current-year equity awards that vested during the fiscal year	$0	$0	$0
Add/subtract change in fair value of prior-year equity awards	$(5,226,633)	$(635,819)	$2,061,466
Add/subtract change in fair value as of vesting date of prior-year equity awards vested during fiscal year	$473,289	$686,682	$(83,472)
Subtract fair value of prior-year awards forfeited during fiscal year	$(183,833)	$0	$0
Compensation Actually Paid	$(1,961,363)	$6,409,637	$11,989,919
(a)
The fair value of equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of PSU awards was estimated using the Monte Carlo Simulation method (which reflects for each particular award and valuation date adjustments for: actual performance, expected volatility, risk-free interest rate, correlation coefficient, and accrued dividends); and (3) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects, for each particular award and valuation date, adjustments for expected volatility, risk-free interest rate, dividend yield, expected term (calculated using the simplified method) and stock price).

Non-PEO NEO Average Total Compensation Amount	$ 1,561,047	1,747,866	1,524,437
Non-PEO NEO Average Compensation Actually Paid Amount	$ 305,441	1,868,496	1,670,250
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The following table provides additional information as to the amounts deducted from and added to Summary Compensation Table (“SCT”) total compensation for the applicable year pursuant to Item 402(v) of Regulation S-K to determine “compensation actually paid” to the PEO and Non-PEO NEOs:
Average Non-PEO Named Executive Officers (a)	2022	2021	2020
Summary Compensation Table – Average Total Compensation	1,561,047	1,747,866	1,524,437
Subtract fair value of stock awards and options awards granted in fiscal year	$(777,406)	$(600,379)	$(554,922)
Add fair value of current-year equity awards outstanding and unvested as of year-end	$224,104	$492,497	$1,111,350
Add fair value of current-year equity awards that vested during the fiscal year	$0	$0	$0
Add/subtract change in fair value of prior-year equity awards	$(754,874)	$13,556	$164,755
Add/subtract change in fair value as of vesting date of prior-year equity awards vested during fiscal year	$25,904	$123,014	$(22,736)
Subtract fair value of prior-year awards forfeited during fiscal year	$(5,841)	$(24,085)	$0
Subtract change in present value of accumulated benefit under all defined benefit and actuarial pension plans	$(124,783)	$(44,879)	$(924,273)
Add pension value attributable to current year and change in pension value attributable to plan amendments made in the current year	$157,290	$160,906	$371,637
Compensation Actually Paid	$305,441	$1,868,496	$1,670,250
(a)
The fair value of equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of PSU awards was estimated using the Monte Carlo Simulation method (which reflects for each particular award and valuation date adjustments for: actual performance, expected volatility, risk-free interest rate, correlation coefficient, and accrued dividends); and (3) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects, for each particular award and valuation date, adjustments for expected volatility, risk-free interest rate, dividend yield, expected term (calculated using the simplified method) and stock price).

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Most Important Financial Measures
Below is an unranked list of the most important financial measures the Company used during 2022 to link Company performance to executive compensation actually paid.
Adjusted EBITDA*
Free Cash Flow*
Capital Expenditures
Total Shareholder Return

*
See “Use of Non-GAAP Measures” below for a reconciliation of Adjusted EBITDA and Free Cash Flow, which are non-GAAP measures, to Net Income (Loss) and Cash provided by operating activities.

Total Shareholder Return Amount	$ 44	103	138
Peer Group Total Shareholder Return Amount	100	113	120
Net Income (Loss)	$ (428,000,000)	$ 92,000,000	$ 7,900,000
Company Selected Measure Amount	312,000,000	729,400,000	285,100,000
PEO Name	Mr. Bozich
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(5)
Adjusted EBITDA is our primary non-GAAP financial measure. See “Use of Non-GAAP Measures” below for a definition of Adjusted EBITDA, an explanation of why we believe this measure is useful to investors and the limitations of this measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Capital Expenditures
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Mr. Bozich [Member] | fair value of stock awards and options awards granted in fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,959,041)	$ (3,587,469)	$ (2,762,319)
Mr. Bozich [Member] | fair value of current-year equity awards outstanding and unvested as of year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,141,272	2,944,350	7,738,325
Mr. Bozich [Member] | fair value of current-year equity awards that vested during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mr. Bozich [Member] | change in fair value of prior-year equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,226,633)	(635,819)	2,061,466
Mr. Bozich [Member] | change in fair value as of vesting date of prior-year equity awards vested during fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	473,289	686,682	(83,472)
Mr. Bozich [Member] | fair value of prior-year awards forfeited during fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(183,833)	0	0
Non-PEO NEO [Member] | fair value of stock awards and options awards granted in fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(777,406)	(600,379)	(554,922)
Non-PEO NEO [Member] | fair value of current-year equity awards outstanding and unvested as of year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	224,104	492,497	1,111,350
Non-PEO NEO [Member] | change in fair value of prior-year equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(754,874)	13,556	164,755
Non-PEO NEO [Member] | change in fair value as of vesting date of prior-year equity awards vested during fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,904	123,014	(22,736)
Non-PEO NEO [Member] | fair value of prior-year awards forfeited during fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,841)	(24,085)	0
Non-PEO NEO [Member] | fair value of current-year equity awards that vested during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | change in present value of accumulated benefit under all defined benefit and actuarial pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(124,783)	(44,879)	(924,273)
Non-PEO NEO [Member] | pension value attributable to current year and change in pension value attributable to plan amendments made in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 157,290	$ 160,906	$ 371,637